Borrowings - CLO Vehicle Credit Facility Narrative (Details) - USD ($)			3 Months Ended	12 Months Ended
	Sep. 21, 2023	Sep. 20, 2023	Sep. 30, 2023	Sep. 30, 2023	Jun. 30, 2023
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 1,541,000	$ 1,541,000
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 250,000,000
CLO Vehicle Credit Facility | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 1,541,000
Maximum borrowing capacity		$ 500,000,000
Commitment fee percentage		0.50%
CLO Vehicle Credit Facility | Revolving Credit Facility | Line of Credit | CLO Vehicle Credit Facility through the September 21, 2023 termination date
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		2.75%